Consolidated Balance Sheets (Parenthetical) - USD ($) shares in Millions, $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 120.3	$ 117.5
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	2,000.0	2,000.0
Common stock, shares issued	792.5	785.7
Common stock, shares outstanding	704.3	698.1